Software Development Costs (Details Textual) - Software Development Costs [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Software Development Costs (Textual)
Weighted average remaining amortization period	3 years 1 month 23 days
Amortization expense for internally-developed computer software	$ 790,000	$ 173,000